Unaudited Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Cash flows from operating activities:
Net cash provided by operating activities	$ 48,174	295,691	229,623
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,651)	(22,407)	(57,069)
Proceeds from disposal of property, plant and equipment	2	12	178
Net cash used in investing activities	(3,649)	(22,395)	(56,891)
Cash flows from financing activities:
Repayments of bank loan	(9,775)	(60,000)	(50,000)
Proceeds from bank loan	9,775	60,000	60,000
Payments for repurchase of shares			(4,422)
Payments for debt issuance costs			(3,242)
Net cash provided by financing activities			2,336
Effect of foreign currency exchange rate change on cash and cash equivalents	54	330	213
Net increase in cash and cash equivalents	44,579	273,626	175,281
Cash and cash equivalents at beginning of period	306,761	1,882,901	1,494,099
Cash and cash equivalents at end of period	351,340	2,156,527	1,669,380
Non-cash investing activities:
Payable for property, plant and equipment			14,789
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,858	23,680	30,888
Cash refund for income taxes	2,978	18,279
Cash paid for interest, net of capitalized interest	$ 4,605	28,268	51,670